UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Poplar Forest Cornerstone Fund
Investor Class | IPFCX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Poplar Forest Cornerstone Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.90%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$33,867,219
Number of Holdings	68
Portfolio Turnover	16%
Weighted Average Maturity	8.46 years
Effective Duration	5.21 years
Average Credit Quality	A
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	56.7%
Corporate Bonds	16.5%
U.S. Treasury Securities	11.1%
U.S. Government Agency Issues	4.2%
U.S. Treasury Bills	3.6%
Preferred Stocks	2.0%
Real Estate Investment Trusts	1.9%
Money Market Funds	1.7%
Collateralized Mortgage Obligations	0.8%
Cash & Other	1.5%

Top 10 Issuers	(%)
United States Treasury Note/Bond	8.3%
National Fuel Gas Co.	5.1%
Murphy Oil Corp.	4.1%
United Therapeutics Corp.	3.7%
United States Treasury Bill	3.6%
Ally Financial, Inc.	3.6%
FedEx Corp.	3.0%
Merck & Co., Inc.	3.0%
Citigroup, Inc.	3.0%
Tyson Foods, Inc.	2.9%

Credit Breakdown	(%)[a]
Aaa	2.6%
Aa	47.1%
A	8.4%
Baa	17.0%
Ba	12.0%
Not Rated	12.9%
a	The credit quality of the holdings was determined by Moody’s rating agency.
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://poplarforestfunds.com/resources/.
Poplar Forest Cornerstone Fund	PAGE 1	TSR-SAR-00770X535

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tocqueville Asset Management documents not be householded, please contact Tocqueville Asset Management at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tocqueville Asset Management or your financial intermediary.
Poplar Forest Cornerstone Fund	PAGE 2	TSR-SAR-00770X535

Poplar Forest Partners Fund
Class A | PFPFX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.20%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$333,413,191
Number of Holdings	33
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*
Sector Breakdown**  (%)

Top 10 Issuers	(%)
United Therapeutics Corp.	6.1%
Citigroup, Inc.	5.5%
National Fuel Gas Co.	5.0%
AT&T, Inc.	4.9%
Allstate Corp.	4.5%
Merck & Co., Inc.	4.5%
Tyson Foods, Inc.	4.3%
Dominion Energy, Inc.	4.1%
FedEx Corp.	4.1%
CVS Health Corp.	3.9%
*	Expressed as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://poplarforestfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tocqueville Asset Management documents not be householded, please contact Tocqueville Asset Management at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tocqueville Asset Management or your financial intermediary.
Poplar Forest Partners Fund	PAGE 1	TSR-SAR-00768D814

Poplar Forest Partners Fund
Institutional Class | IPFPX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.95%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$333,413,191
Number of Holdings	33
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*
Sector Breakdown**  (%)

Top 10 Issuers	(%)
United Therapeutics Corp.	6.1%
Citigroup, Inc.	5.5%
National Fuel Gas Co.	5.0%
AT&T, Inc.	4.9%
Allstate Corp.	4.5%
Merck & Co., Inc.	4.5%
Tyson Foods, Inc.	4.3%
Dominion Energy, Inc.	4.1%
FedEx Corp.	4.1%
CVS Health Corp.	3.9%
*	Expressed as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://poplarforestfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tocqueville Asset Management documents not be householded, please contact Tocqueville Asset Management at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tocqueville Asset Management or your financial intermediary.
Poplar Forest Partners Fund	PAGE 1	TSR-SAR-00768D798

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Poplar Forest Funds
Poplar Forest Cornerstone Fund
Poplar Forest Partners Fund
Core Financial Statements
March 31, 2026 (Unaudited)

Poplar Forest Cornerstone Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 56.7%
Air Freight & Logistics - 3.0%
FedEx Corp.	2,900	$1,032,922
Banks - 3.0%
Citigroup, Inc.	8,900	1,009,349
Biotechnology - 3.7%
United Therapeutics Corp.(a)	2,100	1,245,258
Chemicals - 2.1%
International Flavors & Fragrances, Inc.	10,000	725,500
Consumer Finance - 1.5%
Ally Financial, Inc.	13,400	525,682
Consumer Staples Distribution & Retail - 1.3%
Dollar Tree, Inc.(a)	4,000	438,040
Distributors - 2.3%
Genuine Parts Co.	7,300	771,975
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	30,000	869,700
Electrical Equipment - 1.0%
Sensata Technologies Holding PLC	9,900	348,678
Electronic Equipment, Instruments & Components - 1.5%
Vishay Intertechnology, Inc.	27,500	495,000
Financial Services - 3.5%
Equitable Holdings, Inc.	17,100	634,581
Global Payments, Inc.	8,300	558,590
		1,193,171
Food Products - 2.9%
Tyson Foods, Inc. - Class A	15,500	993,085
Gas Utilities - 2.8%
National Fuel Gas Co.	10,100	948,996
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	34,000	571,200
Health Care Providers & Services - 3.7%
Cencora, Inc.	1,300	408,382
CVS Health Corp.	9,300	667,926
Humana, Inc.	1,100	190,729
		1,267,037
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	7,900	425,652

	Shares	Value
Insurance - 1.2%
Allstate Corp.	2,000	$414,680
IT Services - 1.5%
International Business Machines Corp.	2,100	509,019
Machinery - 1.7%
Stanley Black & Decker, Inc.	8,300	589,798
Metals & Mining - 2.3%
Nucor Corp.	4,600	777,860
Multi-Utilities - 2.6%
Dominion Energy, Inc.	14,000	865,480
Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	1,300	268,970
Murphy Oil Corp.	12,600	519,750
		788,720
Pharmaceuticals - 3.0%
Merck & Co., Inc.	8,400	1,010,436
Professional Services - 2.5%
CACI International, Inc. - Class A(a)	1,000	543,870
Paychex, Inc.	3,200	294,784
		838,654
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.(a)	12,700	560,451
TOTAL COMMON STOCKS (Cost $13,437,893)		19,216,343
	Par
CORPORATE BONDS - 16.5%
Aerospace & Defense - 0.9%
Rockwell Collins, Inc., 3.50%, 03/15/2027	$300,000	296,576
Computer Services - 0.6%
Peraton Enterprise Solutions LLC, 7.45%, 10/15/2029	200,000	210,357
Electric Utilities - 3.4%
Dominion Energy South Carolina, Inc., 4.25%, 08/15/2028	300,000	298,128
DTE Electric Co., 3.00%, 03/01/2032	700,000	645,940
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	200,000	190,109
		1,134,177
Food Products - 1.5%
Kellanova, 5.75%, 05/16/2054	515,000	505,652

The accompanying notes are an integral part of these financial statements.

1

Poplar Forest Cornerstone Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Gas Utilities - 2.3%
National Fuel Gas Co., 3.95%, 09/15/2027	$800,000	$793,571
Interactive Media & Services - 0.7%
Alphabet, Inc., 3.88%, 11/15/2028	250,000	249,201
Oil, Gas & Consumable Fuels - 2.6%
Murphy Oil Corp., 6.00%, 10/01/2032	875,000	869,445
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co., 6.13%, 05/01/2038	725,000	772,798
Specialty Retail - 1.3%
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	500,000	454,613
Telephone-Integrated - 0.9%
Frontier Southwest, Inc., 8.50%, 11/15/2031	250,000	289,146
TOTAL CORPORATE BONDS (Cost $5,564,554)		5,575,536
U.S. TREASURY SECURITIES - 11.1%
U.S. Treasury Note TIPS, 0.25%, 07/15/2029	953,655	927,828
United States Treasury Note/Bond
3.75%, 04/15/2026	180,000	179,999
4.38%, 07/31/2026	600,000	601,325
4.13%, 03/31/2031	250,000	251,831
4.13%, 07/31/2031	600,000	604,031
4.38%, 05/15/2034	500,000	505,655
3.88%, 02/15/2043	270,000	240,427
4.13%, 08/15/2053	500,000	439,785
TOTAL U.S. TREASURY SECURITIES (Cost $3,838,839)		3,750,881
U.S. GOVERNMENT AGENCY ISSUES - 4.2%
Federal Farm Credit Banks Funding Corp
5.00%, 08/25/2033	350,000	347,982
5.33%, 12/23/2033	250,000	249,773
5.19%, 02/23/2044	250,000	247,199
Federal Home Loan Banks
5.25%, 07/29/2033	325,000	323,999
5.05%, 07/16/2035	250,000	249,757
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,425,000)		1,418,710

	Shares	Value
PREFERRED STOCKS - 2.0%
Consumer Finance - 2.0%
Ally Financial, Inc., Series B, 4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual	700,000	$693,875
TOTAL PREFERRED STOCKS (Cost $713,344)		693,875
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Health Care REITs - 1.9%
Alexandria Real Estate Equities, Inc.	13,700	635,954
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $736,565)		635,954
	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Government National Mortgage Association, Series 2025-1, Class MT, 5.00%, 01/20/2055	$268,990	267,044
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $270,013)		267,044
MORTGAGE-BACKED SECURITIES - 0.7%
Federal National Mortgage Association, Pool MA4718, 5.00%, 07/01/2052	240,956	236,021
TOTAL MORTGAGE-BACKED SECURITIES (Cost $240,279)		236,021
MUNICIPAL BONDS - 0.5%
Idaho Housing & Finance Association, 5.10%, 01/01/2032	170,000	174,084
TOTAL MUNICIPAL BONDS (Cost $171,522)		174,084
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 3.6%
3.61%, 05/26/2026(b)	185,000	183,974
4.10%, 06/11/2026(b)	160,000	158,865
3.91%, 08/06/2026(b)	185,000	182,665
3.69%, 09/17/2026(b)	180,000	176,965
3.67%, 10/29/2026(b)	180,000	176,246
3.59%, 11/27/2026(b)	190,000	185,535
3.46%, 12/24/2026(b)	175,000	170,446
TOTAL U.S. TREASURY BILLS (Cost $1,234,762)		1,234,696

The accompanying notes are an integral part of these financial statements.

2

Poplar Forest Cornerstone Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 1.7%
First American Treasury Obligations Fund - Class X, 3.59%(c)	568,357	$568,357
TOTAL MONEY MARKET FUNDS (Cost $568,357)		568,357
TOTAL INVESTMENTS - 99.7% (Cost $28,201,128)		$33,771,501
Other Assets in Excess of Liabilities - 0.3%		95,718
TOTAL NET ASSETS - 100.0%		$33,867,219

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of March 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

Poplar Forest Partners Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Air Freight & Logistics - 4.1%
FedEx Corp.	38,000	$13,534,840
Banks - 5.5%
Citigroup, Inc.	161,000	18,259,010
Biotechnology - 6.1%
United Therapeutics Corp.(a)	34,400	20,398,512
Chemicals - 3.2%
International Flavors & Fragrances, Inc.	147,000	10,664,850
Consumer Finance - 2.7%
Ally Financial, Inc.	230,000	9,022,900
Consumer Staples Distribution & Retail - 2.5%
Dollar Tree, Inc.(a)	77,500	8,487,025
Distributors - 3.9%
Genuine Parts Co.	122,000	12,901,500
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	565,000	16,379,350
Electrical Equipment - 2.1%
Sensata Technologies Holding PLC	201,000	7,079,220
Electronic Equipment, Instruments & Components - 1.9%
Vishay Intertechnology, Inc.	358,068	6,445,224
Financial Services - 6.2%
Equitable Holdings, Inc.	300,000	11,133,000
Global Payments, Inc.	141,000	9,489,300
		20,622,300
Food Products - 4.3%
Tyson Foods, Inc. - Class A	225,500	14,447,785
Gas Utilities - 5.0%
National Fuel Gas Co.	176,500	16,583,940
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	577,000	9,693,600
Health Care Providers & Services - 6.7%
Cencora, Inc.	19,500	6,125,730
CVS Health Corp.	180,000	12,927,600
Humana, Inc.	19,000	3,294,410
		22,347,740
Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp.	91,500	4,930,020
Insurance - 4.5%
Allstate Corp.	72,500	15,032,150

	Shares	Value
IT Services - 2.5%
International Business Machines Corp.	34,100	$8,265,499
Machinery - 2.9%
Stanley Black & Decker, Inc.	138,000	9,806,280
Metals & Mining - 3.5%
Nucor Corp.	70,000	11,837,000
Multi-Utilities - 4.1%
Dominion Energy, Inc.	220,000	13,600,400
Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	18,900	3,910,410
Murphy Oil Corp.	205,000	8,456,250
		12,366,660
Pharmaceuticals - 4.5%
Merck & Co., Inc.	123,500	14,855,815
Professional Services - 3.5%
CACI International, Inc. - Class A(a)	13,200	7,179,084
Paychex, Inc.	47,500	4,375,700
		11,554,784
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.(a)	164,000	7,237,320
TOTAL COMMON STOCKS (Cost $221,953,482)		316,353,724
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Health Care REITs - 2.8%
Alexandria Real Estate Equities, Inc.	204,000	9,469,680
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,124,437)		9,469,680
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
First American Treasury Obligations Fund - Class X, 3.59%(b)	3,793,443	3,793,443
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 3.53%(b)	3,482,738	3,482,738
TOTAL MONEY MARKET FUNDS (Cost $7,276,181)		7,276,181
TOTAL INVESTMENTS - 99.9% (Cost $240,354,100)		$333,099,585
Other Assets in Excess of Liabilities - 0.1%		313,606
TOTAL NET ASSETS - 100.0%		$333,413,191

The accompanying notes are an integral part of these financial statements.

4

Poplar Forest Partners Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

5

POPLAR FOREST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Poplar Forest Cornerstone Fund	Poplar Forest Partners Fund
ASSETS:
Investments, at value	$33,771,501	$333,099,585
Interest receivable	128,939	779
Dividends receivable	45,858	745,136
Receivable for fund shares sold	—	30,940
Prepaid expenses and other assets	3,595	47,941
Total assets	33,949,893	333,924,381
LIABILITIES:
Payable for fund administration and accounting fees	29,840	77,602
Payable for audit fees	10,645	11,535
Payable to Adviser	9,061	214,232
Payable for transfer agent fees and expenses	7,399	42,109
Payable for Trustees’ fees	6,814	7,257
Payable for legal fees	4,949	5,138
Payable for compliance fees	4,150	4,150
Payable for printing and mailing expenses	3,020	8,884
Payable for custodian fees	1,277	4,746
Payable for distribution and shareholder servicing fees	197	42,629
Payable for capital shares redeemed	—	80,054
Payable for expenses and other liabilities	5,322	12,854
Total liabilities	82,674	511,190
NET ASSETS	$33,867,219	$333,413,191
Net Assets Consists of:
Paid-in capital	$26,896,392	$225,352,908
Total distributable earnings	6,970,827	108,060,283
Total net assets	$33,867,219	$333,413,191
Class A
Net assets	$—	$40,082,917
Shares issued and outstanding	—	728,347
Net asset value per share	$—	$55.03
Max offering price per share (net asset value per share divided by 0.95(1)	$—	$57.93
Institutional Class
Net assets	$—	$293,330,274
Shares issued and outstanding(a)	—	5,324,672
Net asset value per share	$—	$55.09
Investor Class
Net assets	$33,867,219	$—
Shares issued and outstanding(a)	1,125,899	—
Net asset value per share	$30.08	$—
Cost:
Investments, at cost	$28,201,128	$240,354,100

(1)	Reflects a maximum sales charge of 5.00%.
(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

POPLAR FOREST FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Poplar Forest Cornerstone Fund	Poplar Forest Partners Fund
INVESTMENT INCOME:
Dividend income	$259,295	$4,109,006
Interest income	305,242	780
Other income	865	—
Total investment income	565,402	4,109,786
EXPENSES:
Investment advisory fee	135,890	1,357,081
Fund administration and accounting fees	45,159	110,301
Transfer agent fees	11,690	102,124
Audit fees	10,645	11,534
Trustees’ fees	10,078	9,546
Compliance fees	6,234	6,234
Reports to shareholders	3,786	9,086
Legal fees	3,277	3,191
Federal and state registration fees	3,009	24,986
Custodian fees	2,888	16,034
Insurance expense	703	1,367
Distribution expenses - Class A	—	37,003
Interest expense	29	—
Other expenses and fees	3,916	17,018
Total expenses	237,304	1,705,505
Expense reimbursement by Adviser	(84,427)	(119,585)
Net expenses	152,877	1,585,920
Net investment income (loss)	412,525	2,523,866
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,209,661	19,602,881
Net change in unrealized appreciation (depreciation) on:
Investments	(119,887)	(2,021,346)
Net realized and unrealized gain (loss)	1,089,774	17,581,535
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,502,299	$20,105,401

The accompanying notes are an integral part of these financial statements.

7

POPLAR FOREST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Poplar Forest Cornerstone Fund		Poplar Forest Partners Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$412,525	$887,584	$2,523,866	$5,465,826
Net realized gain (loss)	1,209,661	2,193,590	19,602,881	20,090,442
Net change in unrealized appreciation (depreciation)	(119,887)	385,690	(2,021,346)	17,672,055
Net increase (decrease) in net assets from operations	1,502,299	3,466,864	20,105,401	43,228,323
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	—	(1,877,993)	(2,190,844)
From earnings - Institutional Class	—	—	(25,987,617)	(27,323,615)
From earnings - Investor Class	(2,951,572)	(2,364,899)	—	—
Total distributions to shareholders	(2,951,572)	(2,364,899)	(27,865,610)	(29,514,459)
CAPITAL TRANSACTIONS:
Shares sold - Class A	—	—	21,925,863	1,515,804
Shares issued from reinvestment of distributions - Class A	—	—	1,296,609	1,713,970
Shares redeemed - Class A	—	—	(4,643,345)	(6,002,018)
Shares sold - Institutional Class	—	—	16,582,953	23,753,396
Shares issued from reinvestment of distributions - Institutional Class	—	—	18,837,773	19,571,158
Shares redeemed - Institutional Class	—	—	(25,983,976)	(54,588,078)
Shares sold - Investor Class	147,163	674,875	—	—
Shares issued from reinvestment of distributions - Investor Class	2,880,428	2,311,198	—	—
Shares redeemed - Investor Class	(1,111,646)	(5,841,629)	—	—
Net increase (decrease) in net assets from capital transactions	1,915,945	(2,855,556)	28,015,877	(14,035,768)
Net increase (decrease) in net assets	466,672	(1,753,591)	20,255,668	(321,904)
NET ASSETS:
Beginning of the period	33,400,547	35,154,138	313,157,523	313,479,427
End of the period	$33,867,219	$33,400,547	$333,413,191	$313,157,523
SHARES TRANSACTIONS
Shares sold - Class A	—	—	405,294	28,997
Shares issued from reinvestment of distributions - Class A	—	—	24,377	34,431
Shares redeemed - Class A	—	—	(83,503)	(118,644)
Shares sold - Institutional Class	—	—	299,227	466,542
Shares issued from reinvestment of distributions - Institutional Class	—	—	354,027	393,153
Shares redeemed - Institutional Class	—	—	(466,645)	(1,067,129)
Shares sold - Investor Class	4,750	23,116	—	—
Shares issued from reinvestment of distributions - Investor Class	98,007	80,390	—	—
Shares redeemed - Investor Class	(36,501)	(201,147)	—	—
Total increase (decrease) in shares outstanding	66,256	(97,641)	532,777	(262,650)

The accompanying notes are an integral part of these financial statements.

8

Poplar Forest Cornerstone Fund
Financial Highlights
Investor Class

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$31.52	$30.38	$26.82	$27.08	$32.49	$22.76
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.37	0.78	0.77	0.66	0.54	0.60
Net realized and unrealized gain (loss) on investments(b)	0.99	2.41	3.97	1.43	(2.03)	9.64
Total from investment operations	1.36	3.19	4.74	2.09	(1.49)	10.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)	(0.82)	(0.79)	(0.45)	(0.72)	(0.51)
Net realized gains	(1.98)	(1.23)	(0.39)	(1.90)	(3.20)	–
Total distributions	(2.80)	(2.05)	(1.18)	(2.35)	(3.92)	(0.51)
Net asset value, end of period	$30.08	$31.52	$30.38	$26.82	$27.08	$32.49
Total return(c)	4.51%	11.13%	18.20%	7.46%	−5.60%	45.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,867	$33,401	$35,154	$30,721	$28,107	$29,443
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.40%	1.45%	1.43%	1.45%	1.44%	1.53% #
After expense reimbursement/ recoupment(d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%#
Ratio of net investment income (loss) to average net assets(d)	2.43%	2.64%	2.68%	2.38%	1.76%	2.01%
Portfolio turnover rate(c)	16%	29%	31%	36%	30%	36%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
#	Includes expenses of Class A Shares which converted to Investor Class Shares on October 30, 2020.
The accompanying notes are an integral part of these financial statements.

9

Poplar Forest Partners Fund
Financial Highlights
Class A

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$56.62	$54.10	$46.57	$46.07	$55.97	$35.69
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.38	0.83	0.89	0.90	0.69	0.74
Net realized and unrealized gain (loss) on investments(b)	3.00	6.78	8.45	2.54	(3.18)	20.48
Total from investment operations	3.38	7.61	9.34	3.44	(2.49)	21.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.81)	(1.15)	(1.06)	(0.50)	(0.94)	(0.94)
Net realized gains	(4.16)	(3.94)	(0.75)	(2.44)	(6.47)	–
Total distributions	(4.97)	(5.09)	(1.81)	(2.94)	(7.41)	(0.94)
Net asset value, end of period	$55.03	$56.62	$54.10	$46.57	$46.07	$55.97
Total return(c)	6.28%	15.36%	20.59%	7.05%	−5.68%	60.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$40,083	$21,638	$23,663	$22,717	$23,387	$24,098
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.28%	1.29%	1.31%	1.30%	1.29%	1.34%
After expense reimbursement/ recoupment(d)	1.21%	1.20%	1.20%	1.20%	1.20%	1.21%
Ratio of net investment income (loss) to average net assets(d)	1.36%	1.60%	1.75%	1.83%	1.30%	1.48%
Portfolio turnover rate(c)	18%	26%	28%	35%	30%	41%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

Poplar Forest Partners Fund
Financial Highlights
Institutional Class

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$56.74	$54.22	$46.68	$46.16	$56.07	$35.75
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.44	0.96	1.02	1.03	0.83	0.86
Net realized and unrealized gain (loss) on investments(b)	3.02	6.79	8.46	2.55	(3.19)	20.50
Total from investment operations	3.46	7.75	9.48	3.58	(2.36)	21.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.95)	(1.29)	(1.19)	(0.62)	(1.08)	(1.04)
Net realized gains	(4.16)	(3.94)	(0.75)	(2.44)	(6.47)	—
Total distributions	(5.11)	(5.23)	(1.94)	(3.06)	(7.55)	(1.04)
Net asset value, end of period	$55.09	$56.74	$54.22	$46.68	$46.16	$56.07
Total return(c)	6.42%	15.64%	20.89%	7.32%	−5.43%	60.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$293,330	$291,519	$289,816	$267,273	$276,465	$289,502
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.02%	1.04%	1.06%	1.05%	1.04%	1.09%
After expense reimbursement/ recoupment(d)	0.95%	0.95%	0.95%	0.95%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets(d)	1.57%	1.85%	2.00%	2.08%	1.55%	1.72%
Portfolio turnover rate(c)	18%	26%	28%	35%	30%	41%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Poplar Forest Cornerstone Fund (“Cornerstone Fund”) and the Poplar Forest Partners Fund (the “Partners Fund”), (each, a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The investment objective of the Cornerstone Fund is to seek to achieve current income and long-term growth of capital. The Cornerstone Fund currently offers Investor Class shares. The investment objective of the Partners Fund is to seek long-term growth of capital. The Partners Fund currently offers Class A shares and Institutional Class shares. Class A shares are subject to a maximum front-end sales load of 5.00%, which decreases depending on the amount invested. The Partner Fund’s Class A shares and Institutional Class shares commenced operations on December 31, 2009.
The Cornerstone Fund’s Class A shares and Institutional Class shares commenced operations on December 31, 2014. At the close of business on October 30, 2020, the Cornerstone Fund’s Class A shares converted to the Institutional Class shares. On January 28, 2021, the class name changed from Institutional Class to Investor Class.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

12

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Funds’ investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System

13

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Debt Securities: Debt securities are valued at the mean of the bid and asked prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Tocqueville Asset Management, L.P. (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2026:
Poplar Cornerstone

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 19,216,343	$—	$—	$ 19,216,343
Corporate Bonds	—	5,575,536	—	5,575,536
U.S. Treasury Securities	—	3,750,881	—	3,750,881
U.S. Government Agency Issues	—	1,418,710	—	1,418,710
Preferred Stocks	—	693,875	—	693,875
Real Estate Investment Trusts	635,954	—	—	635,954
Collateralized Mortgage Obligations	—	267,044	—	267,044
Mortgage-Backed Securities	—	236,021	—	236,021
Municipal Bonds	—	174,084	—	174,084
U.S. Treasury Bills	—	1,234,696	—	1,234,696
Money Market Funds	568,357	—	—	568,357
Total Investments	$20,420,654	$ 13,350,847	$—	$33,771,501

14

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
Poplar Partners

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$316,353,724	$—	$ —	$316,353,724
Real Estate Investment Trusts	9,469,680	—	—	9,469,680
Money Market Funds	7,276,181	—	—	7,276,181
Total Investments	$333,099,585	$—	$—	$333,099,585

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of each Fund’s net assets. For the six months ended March 31, 2026, the Funds did not enter into derivatives transactions.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Management Committee, consisting of the Lead portfolio manager and co-portfolio manager, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Funds’ financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. For the Cornerstone Fund, the fees are calculated at an annual rate of 0.80% of average daily net assets for the first $250 million of assets, 0.70% of the Fund’s average daily net assets for the next $750 million of assets, and 0.60% of the Fund’s average daily net assets in excess of $1 billion. For the Partners Fund, the fees are calculated at an annual rate of 0.85% of average daily net assets for the first $250 million of assets, 0.775% of the Fund’s average daily net assets for the next $750 million of assets, and 0.70% of the Fund’s average daily net assets in excess of $1 billion. For the six months ended March 31, 2026, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest

15

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

Cornerstone Fund	0.90%
Partners Fund	0.95%

Any such reduction made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2026, the Adviser reduced its fees in the amount of $84,427 and $119,585 in the Cornerstone Fund and the Partners Fund, respectively. No amounts were recouped by the Adviser. The expense limitation will remain in effect through at least January 28, 2027, and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2026	9/30/2027	9/30/2028	3/31/2029	Total
Cornerstone Fund	$87,492	$177,893	$184,958	$84,427	$534,770
Partners Fund	$168,235	$335,108	$280,012	$119,585	$902,940

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended March 31, 2026, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Funds have entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Funds. The agreements provide for periodic payments by the Funds to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent fees). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Funds during the six months ended March 31, 2026 are included in Transfer agent fees in the Statements of Operations.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Partners Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.

16

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. The 12b-1 fees accrued by the Fund’s Class A shares for the six months ended March 31, 2026 are disclosed in the Statements of Operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the six months ended March 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Purchases		Sales
	Government	Non-Government	Government	Non-Government
Cornerstone Fund	$ 681,595	$4,587,340	$ 501,279	4,956,716
Partners Fund	—	59,512,449	—	57,646,018

NOTE 7 – LINES OF CREDIT
The Cornerstone Fund and the Partners Fund have secured lines of credit in the amount of $4,000,000 and $45,000,000, respectively. Borrowing on each line of credit is limited to the lower of 15% of portfolio market value or 33.33% of unencumbered assets. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2026, the Cornerstone Fund drew upon its line of credit. The Cornerstone had an outstanding average daily balance of $835, paid a weighted average interest rate of 6.88%, and paid interest expense of $29. The Partners Fund did not draw on the line of credit during the six months ended March 31, 2026. At March 31, 2026, the Funds had no outstanding loan amounts.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the six months ended March 31, 2026 and the year ended September 30, 2025 was as follows:
Cornerstone Fund

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Ordinary income	$863,693	$988,386
Long-term capital gains	2,087,879	1,376,513

Partners Fund

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Ordinary income	$5,141,445	$7,264,587
Long-term capital gains	22,724,165	22,249,872

17

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
As of September 30, 2025, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Cornerstone Fund	Partners Fund
Cost of investments(a)	$ 26,893,786	$218,398,445
Gross unrealized appreciation	6,558,513	102,115,019
Gross unrealized depreciation	(687,450)	(7,523,381)
Net unrealized appreciation/(depreciation)(a)	5,871,063	94,591,638
Undistributed ordinary income	656,094	3,952,570
Undistributed long-term capital gains	1,892,943	17,276,284
Total distributable earnings	2,549,037	21,228,854
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$8,420,100	$115,820,492

(a)
The difference between book-basis and tax-basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments and tax adjustments related to a transfer in-kind.

NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic an foreign markets.
Value-Style Investing Risk (Both Funds) – Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.
Debt Securities Risk (Both Funds) – The following risks are associated with the Funds’ investment in debt securities.
•
Prepayment and Extension Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
Interest Rate Risk. The Funds’ investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Credit Risk. The risk of loss on an investment due to the deterioration of an issuer’s financial strength. Such a deterioration of financial strength may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations, including making timely payment of interest and principal.

18

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
•
High-Yield Securities Risk. Debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Large-Sized Companies Risk (Partners Fund) – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Medium-Sized Companies Risk (Both Funds) – Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to greater share price volatility than larger, more established companies.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of March 31, 2026:

Fund	Shareholder	Percent of Shares Held
Cornerstone Fund	Charles Schwab & Co.	40.55%
Cornerstone Fund	The Kirby Jones Foundation Delaware	28.34%

NOTE 11 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 12 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

19

POPLAR FOREST FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the period.

20

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/08/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/08/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	6/08/2026

* Print the name and title of each signing officer under his or her signature.